Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000237818 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Core Bond Fund
Class Name	Institutional Class
Trading Symbol	TTRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ambrus Core Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
Additional Information Phone Number	(833) 996‑2101
Additional Information Website	https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 564,570,998
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,127,952
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$564,570,998
Total number of portfolio holdings	182
Total advisory fee paid, net	$1,127,952
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]	Portfolio Holdings Summary Table (as of March 31, 2026) The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets: Portfolio Composition
Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.
C000237820 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-ConsciousCalifornia Bond Fund
Class Name	Institutional Class
Trading Symbol	TCCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
Additional Information Phone Number	(833) 996‑2101
Additional Information Website	https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 487,080,526
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 972,679
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$487,080,526
Total number of portfolio holdings	366
Total advisory fee paid, net	$972,679
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]	Portfolio Holdings Summary Table (as of March 31, 2026) The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets: Portfolio Composition
Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.
C000237822 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-ConsciousNational Bond Fund
Class Name	Institutional Class
Trading Symbol	TCNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
Additional Information Phone Number	(833) 996‑2101
Additional Information Website	https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 439,780,428
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 897,697
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$439,780,428
Total number of portfolio holdings	381
Total advisory fee paid, net	$897,697
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]	Portfolio Holdings Summary Table (as of March 31, 2026) The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets: Portfolio Composition
Material Fund Change [Text Block]	Material Fund changes during the period During the six months ended March 31, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized